Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill And Intangible Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 5,174	$ 5,174
Other Intangible Assets, net	12,098	12,118
Cigarettes [Member]
Goodwill [Line Items]
Goodwill
Other Intangible Assets, net	250	261
Smokeless Products [Member]
Goodwill [Line Items]
Goodwill	5,023	5,023
Other Intangible Assets, net	8,841	8,843
Cigars [Member]
Goodwill [Line Items]
Goodwill	77	77
Other Intangible Assets, net	2,738	2,744
Wine [Member]
Goodwill [Line Items]
Goodwill	74	74
Other Intangible Assets, net	$ 269	$ 270